Pension obligations (Schedule of changes in fair value of plan assets) - (Details) - Pension obligations [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Pension Obligations [Line Items]
Opening fair value of plan assets	$ 175,795	$ 341,432
Interest income	6,170	11,033
Return on plan assets (excluding amounts included in net interest expense)	21,460	(15,296)
Contributions from the employer	11,952	17,020
Employer direct benefit payments	934	1,998
Contributions from plan participants	64	98
Benefit payment from employer	(934)	(1,998)
Administrative expenses paid from plan assets	(82)	(83)
Benefits paid	(16,745)	(29,499)
Settlement payments from plan assets	(6,307)	(120,018)
Effects of changes in foreign exchange rates	9,812	(28,892)
Closing fair value of plan assets	$ 202,119	$ 175,795